LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2019
Long-Term Incentive Compensation
Summary of stock-based compensation expense from continuing operations and the related recognized tax benefit

(In millions)	2019	2018	2017
Stock-based compensation expense	$34.5	$34.3	$30.2
Tax benefit	4.3	4.7	4.3

Schedule of stock option activity

			Weighted average
	Number of	Weighted	remaining	Aggregate
	options	average	contractual life	intrinsic value
	(in thousands)	exercise price	(in years)	(in millions)
Outstanding at December 29, 2018	511.6	$45.06	4.00	$22.4
Exercised	(305.4)	33.56
Outstanding at December 28, 2019	206.2	$62.10	4.92	$14.3
Options vested and expected to vest at December 28, 2019	204.3	61.99	4.91	14.2
Options exercisable at December 28, 2019	135.7	$55.93	4.14	$10.3

Performance Units (PS)
Long-Term Incentive Compensation
Information related to awarded PUs

	Number of PUs	Weighted average
	(in thousands)	grant-date fair value
Unvested at December 29, 2018	452.8	$86.20
Granted at target	182.6	104.43
Adjustment for above-target performance(1)	182.4	68.61
Vested	(374.2)	68.42
Forfeited/cancelled	(16.1)	97.58
Unvested at December 28, 2019	427.5	$101.61
(1)	Reflects adjustments for the vesting of awards based on above-target performance for the 2016-2018 performance period.

Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Information related to awarded MSUs

	Number of MSUs	Weighted average
	(in thousands)	grant-date fair value
Unvested at December 29, 2018	303.6	$90.33
Granted at target	104.6	135.85
Adjustments for above-target performance (1)	83.4	70.38
Vested	(216.2)	73.60
Forfeited/cancelled	(12.0)	114.11
Unvested at December 28, 2019	263.4	$115.71
(1)	Reflects adjustments for the vesting of awards based on above-target performance for each of the tranches of awards vesting in 2019.

Restricted Stock Units (RSUs)
Long-Term Incentive Compensation
Summary of information related to awarded RSUs

	Number of RSUs	Weighted average
	(in thousands)	grant-date fair value
Unvested at December 29, 2018	88.7	$83.72
Granted	30.3	107.18
Vested	(53.9)	81.71
Forfeited/cancelled	(5.4)	82.51
Unvested at December 28, 2019	59.7	$97.56